DEAN WITTER INTERMEDIATE INCOME SECURITIES
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048


                                              October 31, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Dean Witter Intermediate Income Securities
        File #33-24245
        Rule 497(j) Filing


Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via
EDGAR with the Securities and Exchange Commission on October   24,
1997.


                                             Very truly yours,
                                           /s/ Ruth Rossi
                                               Ruth Rossi
                                               Assistant
Secretarycc:   Randolph Koch
      Barry Fink
dc:paras\InterInc\497j.97